Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Income) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Expenses
General and administrative	$ 1,584	$ 1,719	$ 2,909	$ 3,131
Interest	2,508	5,721	4,982	9,855
Foreign exchange (gain)	(642)
Foreign exchange loss		69	558	3,199
Stock compensation expense		19	16	52
Closure, care and maintenance costs		7,012	(509)	12,928
Operating expenses, total	3,450	14,540	7,956	29,165
Other Income
Loss (Gain) on fair value embedded derivatives and warrants	155	123	2,428	(1,929)
Loss (Gain) on fair value of marketable securities	253		(609)
Net finance income	(43)	(223)	(320)	(352)
Loss for the period	3,815	14,440	9,455	26,884
Items that may be subsequently reclassified to net loss:
Currency translation adjustment	1,609	(2,729)	(1,208)	(7,082)
Comprehensive loss for the period	5,424	11,711	8,247	19,802
Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	3,815	13,199	9,455	24,668
Non-controlling interests		1,241		2,216
Total Loss	3,815	14,440	9,455	26,884
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	5,424	4,456	8,247	12,990
Non-controlling interests		7,255		6,812
Comprehensive loss for the period	$ 5,424	$ 11,711	$ 8,247	$ 19,802
Basic and diluted loss per common share	$ 0.13	$ 0.88	$ 0.32	$ 1.65
Weighted average number of common shares outstanding: Basic and diluted	30,304,739	15,006,935	29,709,085	14,926,494